Related parties (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of transactions between related parties
Payment of Directors' fees	R$ 14,546	R$ 11,571
Sharebased payments	19,794	3,148
Total	R$ 34,340	R$ 14,719
Key management personnel of entity or parent
Disclosure of transactions between related parties
Number of employees	22	8